Accrued Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2022
Payables And Accruals [Abstract]
Accrued Liabilities and Other Liabilities
13.	Accrued liabilities and other liabilities

	As of
	December 31, 2021	December 31, 2022
Accrued liabilities and other current liabilities
Accrued advertising and marketing expense	1,185,312	172,497
Tax surcharges and other fees (1)	134,821	133,471
Accrued professional service fees	5,876	6,368
Refund from depositary bank (2)	2,407	1,910
Others	6,187	22,016

	1,334,603	336,262

Non-current
Non-refundable incentive payment from depositary bank (2)	1,733	—

Total	1,336,336	336,262

(1)
This balance is primarily related to a cultural development fee on the provision of advertising services in the PRC that the Group is subject to. The applicable tax rate was 3% of the net advertising revenues up until June 30, 2019, and was updated to 1.5% effective July 1, 2019. Due to the
COVID-19
pandemic, the Group was exempt from the cultural development fee for 2020, 2021.

(2)
The Company received
non-refundable
incentive payment of US$1.8 million (RMB12.5 million) from depositary bank in September 2018, and the amount will be recorded ratably over a 5-year arrangement period. For the years ended December 31, 2021 and 2022, the Company recorded amount of RMB2.5 million each year as a reduction in general and administrative expenses.